UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [x]; Amendment Number: 4
   This Amendment (Check only one.):	[  ] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Karpus Investment Management
Address:   183 Sully's Trail
	   Pittsford, New York 14534
	   Form 13F File Number:  28-11445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	George W. Karpus
Title:	President / CEO
Phone:	585-586-4680
Signature, Place, and Date of Signing:

		George Karpus			Pittsford, NewYork 14534			10/10/06
		  [Signature]			 	[City, State]		                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-________________	_________________________________________
	[Repeat as necessary.]





FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     N/A

Form 13F Information Table Entry Total:   194

Form 13F Information Table Value Total:  751,765
					           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	          Form 13F File Number		Name

       NONE

       [Repeat as necessary.]






























Form 13F Information Table
Column 1
Column 2
Column 3
Column 4
Column 5
Column 6
Column 7
Column 8








Name of Issuer
Title of
Cusip
Value
Shares Or
Investment
Other
Voting

Class

(x$1000)
Prn Amt
Discretion
Managers
Authority
ADAMS EXPRESS
COMPANY
Common
Stock
006212104
8,905
658,641
Sole
N/a
Sole
ACM MANAGED
INCOME FUND
Common
Stock
000919100
12,717
3,513,055
Sole
N/a
Sole
ACM GOVERNMENT
OPPORTUNITY FUND,
INC.
Common
Stock
000918102
5,237
638,695
Sole
N/a
Sole
MORGAN STANLEY
ASIA-PACIFIC FUND
Common
Stock
61744U106
10,384
617,341
Sole
N/a
Sole
LIBERTY ALL-STAR
GROWTH FD
Common
Stock
529900102
1,210
238,705
Sole
N/a
Sole
AMERICAN
STRATEGIC INCOME
PORTFOLIO INC.
Common
Stock
030098107
937
85,590
Sole
N/a
Sole
BLACKROCK
FLORIDA INSD MUNI
Common
Stock
09250G102
1,104
78,830
Sole
N/a
Sole
BRANTLEY CAPITAL
CORP
Common
Stock
105494108
561
301,662
Sole
N/a
Sole
BANCROFT
CONVERTIBLE FUND,
INC.
Common
Stock
059695106
758
39,921
Sole
N/a
Sole
BLACKROCK STRAT
DVD ACHV TRS
Common
Stock
09249Y107
12,887
904,990
Sole
N/a
Sole
BLACKROCK GLOBAL
ENRG & RES
Common
Stock
09250U101
325
23,495
Sole
N/a
Sole
BANK OF NEW YORK
COMPANY, INC.
Common
Stock
064057102
6,195
175,694
Sole
N/a
Sole
BLACKROCK NEW
YORK INSD 2008
Common
Stock
09247L107
12,188
816,872
Sole
N/a
Sole
BLACKROCK MUNI
TARGET TRUST
Common
Stock
09247M105
45,693
4,561,690
Sole
N/a
Sole
BLACKROCK
INSURED MUNI TERM
TRUST
Common
Stock
092474105
5,149
527,590
Sole
N/a
Sole
BLACKROCK INCOME
OPPORTUNITY TRUST
Common
Stock
092475102
3,509
335,516
Sole
N/a
Sole
S&P QUAL RANK GL
EQ MGD TRST
Common
Stock
09250D109
797
48,818
Sole
N/a
Sole
BLACKROCK
FLORIDA INSURED
MUNI 2008 TERM
Common
Stock
09247H106
2,042
143,690
Sole
N/a
Sole
BOULDER TOTAL
RETURN FUND
Common
Stock
101541100
623
32,550
Sole
N/a
Sole
JOHN HANCOCK
BANK & THRIFT FUN
Common
Stock
409735107
5,181
532,985
Sole
N/a
Sole
BLACKROCK INS
MUNI INCOME TR
Common
Stock
092479104
1,463
98,195
Sole
N/a
Sole
THE PRINCIPAL-
PROTECTED NOTES
Common
Stock
173079658
108
11,500
Sole
N/a
Sole
COMMERCE
BANCORP, INC. NJ
Common
Stock
200519106
459
12,500
Sole
N/a
Sole
CENTRAL SECURITIES
CORP
Common
Stock
155123102
502
19,365
Sole
N/a
Sole
COLONIAL INSURED
MUNICIPAL FUND
Common
Stock
195761101
3,740
279,555
Sole
N/a
Sole
CAPITAL AND INC
STRAT FD INC.
Common
Stock
13971Y103
1,371
72,645
Sole
N/a
Sole
AMERICAN
STRATEGIC INC III
Common
Stock
03009T101
4,589
402,570
Sole
N/a
Sole
CAPITAL SOUTHWEST
CORPORATION
Common
Stock
140501107
774
6,494
Sole
N/a
Sole
CASTLE
CONVERTIBLE FUND -
FIDELITY RES
Common
Stock
148443104
791
33,100
Sole
N/a
Sole
DREMAN /
CLAYMORE
DIVIDEND & INCOME
Common
Stock
26153R100
388
29,915
Sole
N/a
Sole
DREYFUS MUNI FUND
Common
Stock
26201r102
191
20,775
Sole
N/a
Sole
DEFINED STRATEGY
FUND, INC.
Common
Stock
24476Y100
6,970
354,698
Sole
N/a
Sole
DTF TAX FREE
INCOME, INC.
Common
Stock
23334J107
1,634
107,525
Sole
N/a
Sole
THE EUROPEAN
EQUITY FUND, INC
Common
Stock
298768102
278
26,311
Sole
N/a
Sole
ISHARES MSCI
EMERGING MARKETS
INDEX
Common
Stock
464287234
1,488
15,372
Sole
N/a
Sole
EUROPE FUND, INC
Common
Stock
29874M103
13,037
934,581
Sole
N/a
Sole
EATON VANCE
INSURED FLORIDA
Common
Stock
27828E102
390
27,050
Sole
N/a
Sole
ISHARES MSCI
PACIFIC EX-JAPAN
INDEX FUND
Common
Stock
464286665
1,299
11,705
Sole
N/a
Sole
EQUUS II INC
Common
Stock
294766100
217
28,750
Sole
N/a
Sole
EVERGREEN
MANAGED INCOME
FUND
Common
Stock
30024Y104
3,307
197,225
Sole
N/a
Sole
ERHC ENERGY, INC.
Common
Stock
26884J104
4
10,000
Sole
N/a
Sole
EMERGING MARKETS
TELECOMUNICATION
S FUND
Common
Stock
290890102
2,342
164,119
Sole
N/a
Sole
EATON VANCE SHORT
DUR DIV IN
Common
Stock
27828V104
1,457
83,340
Sole
N/a
Sole
ISHARES MSCI
AUSTRALIA
Common
Stock
464286103
3,188
150,385
Sole
N/a
Sole
ISHARES MSCI
CANADA
Common
Stock
464286509
4,684
195,179
Sole
N/a
Sole
ISHARES MSCI HONG
KONG
Common
Stock
464286871
475
33,635
Sole
N/a
Sole
ISHARES MSCI JAPAN
INDEX FUND
Common
Stock
464286848
10,433
770,551
Sole
N/a
Sole
ISHARES MSCI SPAIN
INDEX FD
Common
Stock
464286764
2,604
55,305
Sole
N/a
Sole
ISHARES MSCI
FRANCE
Common
Stock
464286707
2,693
85,440
Sole
N/a
Sole
ISHARES MSCI
TAIWAN INDEX FD
Common
Stock
464286731
326
25,480
Sole
N/a
Sole
ISHARES MSCI
UNITED KINGDOM
Common
Stock
464286699
12,776
583,663
Sole
N/a
Sole
ISHARES MSCI EMU
INDEX FUND
Common
Stock
464286608
456
4,840
Sole
N/a
Sole
FIRST TRUST
ABERDEEN GLOBAL
Common
Stock
337319107
6,321
347,514
Sole
N/a
Sole
FT DEARBORN
INCOME SEC
Common
Stock
347200107
4,796
341,620
Sole
N/a
Sole
EATON VANCE
FLORIDA MUNICIPAL
INCOME FUND
Common
Stock
27826B100
1,198
85,050
Sole
N/a
Sole
FLAH &
CRUM/CLAYMORE
PFD S I
Common
Stock
338478100
8,894
430,285
Sole
N/a
Sole
SUNAMERICA
FOCUSED ALPHA GR
Common
Stock
867037103
3,357
188,510
Sole
N/a
Sole
FIRST TRUST/FIDAC
MORTG INCM
Common
Stock
33734E103
816
49,596
Sole
N/a
Sole
FIRST NIAGARA
FINANCIAL GRP
Common
Stock
33582V108
1,939
132,660
Sole
N/a
Sole
FLOATING RATE INC
STRAT FUND
Common
Stock
339735102
4,190
237,789
Sole
N/a
Sole
FLOATING RATE INC
STRAT II
Common
Stock
339736100
297
16,850
Sole
N/a
Sole
FRANKLIN STREET
PROPERTIES CORP.
Common
Stock
35471r106
1,263
63,599
Sole
N/a
Sole
FIRST TRUST VALUE
LINE DIVIDEND FUND
Common
Stock
33735A100
5,689
336,650
Sole
N/a
Sole
FIRST TRUST/VALUE
LINE & IBB EQ ALLOC
Common
Stock
33735H105
2,261
104,461
Sole
N/a
Sole
GENERAL AMERICAN
INVESTORS
Common
Stock
368802104
666
17,676
Sole
N/a
Sole
DWS GLOBAL
COMMODITIES STOCK
FUND, INC.
Common
Stock
23338Y100
7,603
646,362
Sole
N/a
Sole
GABELLI DIVIDEND &
INCOME TRUST
Common
Stock
36242H104
5,712
295,830
Sole
N/a
Sole
GENERAL ELECTRIC
Common
Stock
369604103
508
14,381
Sole
N/a
Sole
NEW GERMANY FUND
Common
Stock
644465106
14,555
1,203,388
Sole
N/a
Sole
SALOMON BROS VAR
RT STRAT FD
Common
Stock
79550X105
6,154
354,467
Sole
N/a
Sole
GABELLI GLOBAL
MULTIMEDIA TRUST
Common
Stock
36239Q109
3,827
352,102
Sole
N/a
Sole
CORNING INC COM
Common
Stock
219350105
1,821
74,600
Sole
N/a
Sole
S&P 500 GEARED
FUND INC.
Common
Stock
78381r105
346
16,513
Sole
N/a
Sole
GSI GROUP, INC.
Common
Stock
36229U102
1,182
126,434
Sole
N/a
Sole
MORGAN STANLEY
DEAN WITTER GOVT
INCOME TR
Common
Stock
61745P106
14,531
1,634,525
Sole
N/a
Sole
SALOMON BROS HIGH
INC FD II
Common
Stock
794907105
215
20,500
Sole
N/a
Sole
JOHN HANCOCK PFD
INCOME III
Common
Stock
41021P103
4,058
187,980
Sole
N/a
Sole
JOHN HANCOCK T/A
DVD INCOME
Common
Stock
41013V100
5,685
301,278
Sole
N/a
Sole
HIGH YIELD PLUS
FUND INC.
Common
Stock
429906100
54
16,000
Sole
N/a
Sole
MORGAN STANLEY
INCOME SEC INC
Common
Stock
61745P874
2,955
183,885
Sole
N/a
Sole
ISHARES S&P EUROPE
350 INDEX FUND
Common
Stock
464287861
207
2,145
Sole
N/a
Sole
MSDW INSURED
MUNICIPAL BOND
Common
Stock
61745p817
1,011
72,450
Sole
N/a
Sole
SALOMON BROTHERS
INFL MGMT
Common
Stock
79550V109
11,729
734,443
Sole
N/a
Sole
INTEL CORP.
Common
Stock
458140100
207
10,046
Sole
N/a
Sole
NEW IRELAND FUND,
INC.
Common
Stock
645673104
2,053
70,900
Sole
N/a
Sole
ISHARES RUSSELL
2000 INDEX FUND
Common
Stock
464287655
274
3,805
Sole
N/a
Sole
ISHARES DOW JONES
U.S. ENERGY SECTOR
INDEX
Common
Stock
464287796
325
3,500
Sole
N/a
Sole
J F CHINA REGION
FUND, INC.
Common
Stock
46614T107
555
33,255
Sole
N/a
Sole
JOHN HANCOCK
FINANCIAL
Common
Stock
41014X105
240
12,819
Sole
N/a
Sole
JOHN HANCOCK
INCOME SECURITIES
TRUST
Common
Stock
410123103
241
17,100
Sole
N/a
Sole
JOHNSON & JOHNSON
Common
Stock
478160104
209
3,226
Sole
N/a
Sole
DWS MUNICIPAL
INCOME TRUST
Common
Stock
23338M106
5,365
489,095
Sole
N/a
Sole
LATIN AMERICA
EQUITY FUND
Common
Stock
51827Q106
397
10,575
Sole
N/a
Sole
ADVENT/CLAYMORE
ENH GR & INC
Common
Stock
00765E104
1,156
63,420
Sole
N/a
Sole
LAZARD GLOBAL TOT
RT & INC
Common
Stock
52106W103
3,667
173,660
Sole
N/a
Sole
LENNOX
INTERNATIONAL INC.
Common
Stock
526107107
290
12,685
Sole
N/a
Sole
ISHARES GS$
INVESTOP CORP. BD
Common
Stock
464287242
14,394
134,733
Sole
N/a
Sole
MUNICIPAL
ADVANTAGE FUND
INC.
Common
Stock
626189104
2,785
212,915
Sole
N/a
Sole
MFS CHARTER
INCOME TRUST
Common
Stock
552727109
12,198
1,450,475
Sole
N/a
Sole
S & P MID-CAP 400
DEPOSITARY
RECEIPTS
Common
Stock
595635103
1,210
8,786
Sole
N/a
Sole
MUNIENHANCED
FUND
Common
Stock
626243109
403
36,500
Sole
N/a
Sole
MERRILL LYNCH &
CO., INC.
Common
Stock
590188108
321
4,100
Sole
N/a
Sole
MACQUARIE/FT GL
INT/UT DV IN
Common
Stock
55607W100
212
8,900
Sole
N/a
Sole
MFS GOVERNMENT
MARKETS INCOME
TRUST
Common
Stock
552939100
24,437
3,759,497
Sole
N/a
Sole
PIONEER MUNI HI
INCOME TRUST
Common
Stock
723763108
4,588
319,060
Sole
N/a
Sole
MFS INTERMEDIATE
INCOME
Common
Stock
55273C107
14,521
2,364,950
Sole
N/a
Sole
3M COMPANY
Common
Stock
88579Y101
251
3,368
Sole
N/a
Sole
MFS MULTI MARKET
INCOME FUND
Common
Stock
552737108
8,335
1,398,450
Sole
N/a
Sole
MANAGED
MUNICIPALS
PORTFOLIO INC
Common
Stock
561662107
1,918
173,920
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PTR FD
Common
Stock
794916106
2,151
151,998
Sole
N/a
Sole
SALOMON BROTHERS
MUNI PARTNRS II
Common
Stock
794918102
5,319
428,145
Sole
N/a
Sole
MUNIYIELD QUALITY
FUND, INC.
Common
Stock
626302103
436
30,100
Sole
N/a
Sole
AMERICAN INCOME
FUND, INC.
Common
Stock
02672T109
4,722
587,255
Sole
N/a
Sole
MORGAN STANLEY
HIGH YIELD FD
Common
Stock
61744M104
265
45,610
Sole
N/a
Sole
MONTGOMERY
STREET INCOME
SECURITIES
Common
Stock
614115103
2,710
155,855
Sole
N/a
Sole
MUNIHOLDINGS
INSURED FUND II
Common
Stock
62625A102
1,763
136,009
Sole
N/a
Sole
PIONEER INTEREST
SHARES, INC.
Common
Stock
723703104
2,736
246,525
Sole
N/a
Sole
MUNIHOLDINGS
INSURED FUND
Common
Stock
625930102
1,709
131,749
Sole
N/a
Sole
MEXICO EQUITY AND
INCOME FUND
Common
Stock
592834105
232
10,475
Sole
N/a
Sole
MEXICO FUND
Common
Stock
592835102
371
10,745
Sole
N/a
Sole
MUNIYIELD INSURED
FUND INC.
Common
Stock
62630E107
761
53,300
Sole
N/a
Sole
MBIA
CAP/CLAYMORE MGD
DUR INV GRADE
MUNI
Common
Stock
55266X100
5,050
397,300
Sole
N/a
Sole
NICHOLAS-APPLE
INTL & PR STR
Common
Stock
65370C108
411
14,980
Sole
N/a
Sole
NEUBERGER BERMAN
DIVIDEND
ADVANTAGE FUND
Common
Stock
64127J102
870
46,497
Sole
N/a
Sole
NUVEEN PREMIER
MUNI INC FD
Common
Stock
670988104
4,093
299,650
Sole
N/a
Sole
NUVEEN PREMIUM
INCOME MUNICIPAL
FUND
Common
Stock
67062T100
1,228
87,435
Sole
N/a
Sole
NUVEEN PREMIUM
INC MUNI II
Common
Stock
67063W102
1,815
129,150
Sole
N/a
Sole
NUVEEN INSURED
PREMIUM INC-2
Common
Stock
6706D8104
2,013
155,320
Sole
N/a
Sole
NUVEEN FLORIDA
INVESTMENT
QUALITY MUNI FUN
Common
Stock
670970102
690
50,525
Sole
N/a
Sole
NUVEEN
PENNSYLVANIA INV
QUAL MUNI FUND
Common
Stock
670972108
1,903
140,415
Sole
N/a
Sole
NEUBERGER BERMAN
REALTY, INC.
Common
Stock
64126G109
3,303
148,992
Sole
N/a
Sole
NUVEEN INS NY T/F
ADV MUNI
Common
Stock
670656107
277
19,700
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE
INCOME FUND
Common
Stock
64126D106
896
52,415
Sole
N/a
Sole
NEUBERGER BERMAN
REAL ESTATE
Common
Stock
64190A103
753
43,955
Sole
N/a
Sole
NUCOR
CORPORATION
Common
Stock
670346105
231
4,668
Sole
N/a
Sole
NUVEEN FLORIDA
QUALITY INCOME
MUNI FUND
Common
Stock
670978105
1,425
103,755
Sole
N/a
Sole
EATON VANCE
INSURED NY
MUNICIPL BOND FD II
Common
Stock
27828T109
354
24,530
Sole
N/a
Sole
OLD MUTUAL
CLAYMORE LONG-
SRT
Common
Stock
68003N103
2,463
134,690
Sole
N/a
Sole
WESTERN ASSET
INCOME FUND
Common
Stock
95766T100
715
47,950
Sole
N/a
Sole
PAYCHEX
CORPORATION
Common
Stock
704326107
1,011
27,443
Sole
N/a
Sole
PIONEER TAX ADV
BALANCE FUND
Common
Stock
72388R101
4,708
354,490
Sole
N/a
Sole
POWERSHARES
WILDERHILL CLEAN
ENERGY PORT.
Common
Stock
73935X500
641
38,100
Sole
N/a
Sole
PUTNAM CALIF INVT
GRADE MUNI
Common
Stock
746446103
136
10,100
Sole
N/a
Sole
PUTNAM HIGH
INCOME BOND FUND
Common
Stock
746779107
198
24,710
Sole
N/a
Sole
PETROLEUM &
RESOURCES
CORPORATION
Common
Stock
716549100
708
21,650
Sole
N/a
Sole
PFIZER CORP
Common
Stock
717081103
241
8,501
Sole
N/a
Sole
PROCTER & GAMBLE
Common
Stock
742718109
264
4,257
Sole
N/a
Sole
PUTNAM
INVESTMENT GRADE
MUNICIPAL TRUST
Common
Stock
746805100
14,730
1,517,605
Sole
N/a
Sole
INSURED MUNI
INCOME FUND(NAME
CHANGE 8/95)
Common
Stock
45809F104
2,387
184,055
Sole
N/a
Sole
PUTNAM MASTER
INTERMEDIATE
INCOME TRUST
Common
Stock
746909100
80
13,080
Sole
N/a
Sole
PUTNAM TAX-FREE
HEALTH CARE FUND
Common
Stock
746920107
1,540
124,355
Sole
N/a
Sole
PUTNAM MANAGED
MUNICIPAL INCOME
TRUST
Common
Stock
746823103
521
69,600
Sole
N/a
Sole
PUTNAM NY
INVESTMENT GRADE
MUNICIPAL TRUST
Common
Stock
746921105
1,532
127,415
Sole
N/a
Sole
PUTNAM MUNICIPAL
OPPORTUNITIES
TRUST
Common
Stock
746922103
4,550
390,563
Sole
N/a
Sole
PUTNAM PREMIER
INCOME TRUST
Common
Stock
746853100
4,599
740,653
Sole
N/a
Sole
JENNISON 20/20
FOCUS FD-A
Common
Stock
476295100
293
18,909
Sole
N/a
Sole
PUTNAM HIGH YIELD
MUNICIPAL TRUST
Common
Stock
746781103
1,463
244,100
Sole
N/a
Sole
POWERSHARES
ZACKS S/C PTFL
Common
Stock
73935X674
3,657
150,608
Sole
N/a
Sole
REAL ESTATE
INCOME FUND, INC.
Common
Stock
755881109
2,449
117,098
Sole
N/a
Sole
AIM SELECT REAL
ESTATE INCOME
FUND
Common
Stock
00888R107
3,250
174,060
Sole
N/a
Sole
RYDEX S&P EQUAL
WEIGHT ETF
Common
Stock
78355W106
9,858
221,921
Sole
N/a
Sole
COHEN & STEERS
REIT & UTILITY
INCOME FUND
Common
Stock
19247Y108
3,576
173,195
Sole
N/a
Sole
SALOMON BROS 2008
WORLDWIDE DOLLAR
GOVT TR
Common
Stock
79548R103
15,536
1,429,265
Sole
N/a
Sole
INTERMEDIATE MUNI
FUND, INC
Common
Stock
45880P104
3,519
395,880
Sole
N/a
Sole
SALOMON BROTHERS
CAP & INC
Common
Stock
795500107
4,167
235,830
Sole
N/a
Sole
SELIGMAN SELECT
MUNICIPAL FUND
Common
Stock
816344105
4,415
441,537
Sole
N/a
Sole
SUNSET FINANCIAL
RESOURCES -
FIDELITY RES
Common
Stock
867708109
378
43,800
Sole
N/a
Sole
SINGAPORE FUND
Common
Stock
82929L109
1,538
131,550
Sole
N/a
Sole
ISHARES TR 1-3 YR
TRS BD
Common
Stock
464287457
644
8,010
Sole
N/a
Sole
AMERICAN SELECT
PORTFOLIO
Common
Stock
029570108
782
62,550
Sole
N/a
Sole
S & P 500 DEPOSITARY
RECEIPT
Common
Stock
78462F103
268
2,005
Sole
N/a
Sole
SELIGMAN QUALITY
MUNICIPAL FUND
Common
Stock
816343107
9,006
697,166
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND II, INC.
Common
Stock
23338X102
1,970
106,455
Sole
N/a
Sole
DWS RREEF REAL
ESTATE FUND INC.
Common
Stock
233384106
2,913
118,645
Sole
N/a
Sole
SWISS HELVETIA
FUND
Common
Stock
870875101
7,134
377,861
Sole
N/a
Sole
ISHARES LEHMAN US
TSY INFLA
PROTECTED SEC
Common
Stock
464287176
688
6,800
Sole
N/a
Sole
CITIGROUP
INVESTMENTS
CORPORATE LOAN
FUND
Common
Stock
17307C107
5,738
427,262
Sole
N/a
Sole
ISHARES LEHMAN 20+
YEAR TREASURY
BOND
Common
Stock
464287432
1,068
11,943
Sole
N/a
Sole
TCW STRATEGIC
INCOME FUND INC
Common
Stock
872340104
1,645
334,390
Sole
N/a
Sole
TRI-CONTINENTAL
CORPORATION
Common
Stock
895436103
55,857
2,674,043
Sole
N/a
Sole
TS&W/CLAYMORE
TAX-ADVANTAGED
BALANCED FUND
Common
Stock
87280R108
706
49,300
Sole
N/a
Sole
COHEN & STEERS SEL
UTILITY
Common
Stock
19248A109
5,253
235,240
Sole
N/a
Sole
VAN KAMPEN BOND
FUND
Common
Stock
920955101
10,214
593,125
Sole
N/a
Sole
VAN KAMPEN AMER
CAP INSD MUN
Common
Stock
920928108
185
13,000
Sole
N/a
Sole
VAN KAMPEN
INCOME TRUST
Common
Stock
920957107
3,919
676,915
Sole
N/a
Sole
VAN KAMPEN AMER
CAP ADV MUN II
Common
Stock
92112K107
1,270
97,739
Sole
N/a
Sole
VAN KAMPEN SLECT
SECTOR MUNICIPAL
TRUST
Common
Stock
92112M103
1,862
146,472
Sole
N/a
Sole
VAN KAMPEN AMCAP
PA VL COM
Common
Stock
92112T108
1,458
105,975
Sole
N/a
Sole
VAN KAMPEN AMCAP
IN FL COM
Common
Stock
920932100
2,269
154,859
Sole
N/a
Sole
VAN KAMPEN AMCAP
IN NY COM
Common
Stock
920931102
1,650
109,208
Sole
N/a
Sole
CEF WESTERN ASSET
CLYMOR
Common
Stock
95766Q106
502
43,450
Sole
N/a
Sole
WESTERN ASSET
CLAY US TREAS INFL
PROT 2
Common
Stock
95766R104
39,396
3,387,422
Sole
N/a
Sole
EXXON MOBIL
CORPORATION
Common
Stock
30231G102
532
7,924
Sole
N/a
Sole
ZWEIG FUND
Common
Stock
989834106
5,997
1,098,385
Sole
N/a
Sole
Total Securities:  194



751,765